Share capital - Summary of the movement in own shares held in Employee Benefit Trusts (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Shares at beginning of period	$ (4,371)	$ (4,350)	$ (4,057)
New shares purchased		26	38
Exercise of share options	0	0	0
Shares at end of period	$ (4,810)	$ (4,371)	$ (4,350)
Own shares
Disclosure of classes of share capital [line items]
Shares at beginning of period (in shares)	1,277,347	1,563,778
New shares purchased (in shares)	0	307,345
Issue Of Own Shares By Employee Benefit Trusts, Shares	(444,158)	(593,776)
Shares at end of period (in shares)	833,189	1,277,347	1,563,778
Shares at beginning of period	$ 88	$ 102	$ 90
New shares purchased	0	26	38
Exercise of share options	(30)	(40)	(26)
Shares at end of period	$ 58	$ 88	$ 102